SUPPLEMENT DATED MAY 1, 2004 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                            MULTIPLE PAYMENT VARIABLE

                             LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUND CHANGED NAMES:

     ----------------------------------------------------------- ----------------------------------------------------------

                              OLD NAME                                                   NEW NAME
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Van Eck Worldwide Insurance Trust -                o        Van Eck Worldwide Insurance Trust  - Van Eck
                  Van Eck Worldwide Bond Fund                             Worldwide Bond Fund - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Van Eck Worldwide Insurance Trust -Worldwide       o        Van Eck Worldwide Insurance Trust -
              Hard Assets Fund                                            Worldwide Hard Assets - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust -Gartmore GVIT   o        Gartmore Variable Insurance Trust -Gartmore
              Investor Destinations Aggressive Fund                       GVIT Investor Destinations Aggressive Fund -
                                                                          Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust -                o        Gartmore Variable Insurance Trust -Gartmore
              Gartmore GVIT Investor Destinations Conservative            GVIT Investor Destinations Conservative Fund -
              Fund                                                        Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust -Gartmore GVIT   o        Gartmore Variable Insurance Trust -Gartmore
              Investor Destinations Moderate Fund                         GVIT Investor Destinations Moderate Fund -
                                                                          Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust -Gartmore GVIT   o        Gartmore Variable Insurance Trust -Gartmore
              Investor Destinations Moderately Aggressive Fund            GVIT Investor Destinations Moderately
                                                                          Aggressive Fund - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust -Gartmore GVIT   o        Gartmore Variable Insurance Trust -Gartmore
              Investor Destinations Moderately Conservative               GVIT Investor Destinations Moderately
              Fund                                                        Conservative Fund - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Oppenheimer Variable Account Funds -Oppenheimer    o        Oppenheimer Variable Account Funds -Oppenheimer
              Multiple Strategies Fund/VA - Initial Class                 Balanced Fund/VA - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
